Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

(a)         Business and Basis of Financial Statement Presentation

Axion International Holdings, Inc. (“Holdings”), was formed in 1981.   In November 2007, Holdings entered into an Agreement and Plan of Merger, among Holdings, Axion Acquisition Corp., a Delaware corporation and a newly created direct wholly-owned subsidiary of Holdings (the “Merger Sub”), and Axion International, Inc., a Delaware corporation which incorporated on August 6, 2006 with operations commencing in November 2007 (“Axion”).  On March 20, 2008 (the “Effective Date”), Holdings consummated the merger (the “Merger”) of Merger Sub into Axion, with Axion continuing as the surviving corporation and a wholly-owned subsidiary of Holdings.  The accompanying consolidated financial statements represent those of Axion for all periods prior to the consummation of the Merger.

Our consolidated financial statements include the accounts of our majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

On January 18, 2011, the Board of Directors approved a change in the Company’s fiscal year end from September 30 to December 31. We filed a transitional report for the three month period ended December 31, 2010 on Form 10-KT on May 2, 2011.

(b)         Statement of Cash Flows

For purposes of the statement of cash flows, we consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

(c)  Property and Equipment

Property and equipment are recorded at cost and depreciated and amortized using the straight-line method over estimated useful lives of two to five years.  Costs incurred that extend the useful life of the underlying asset are capitalized and depreciated over the remaining useful life. Repairs and maintenance are charged directly to operations as incurred.

Our property and equipment is comprised of the following:

	December 31, 2011	December 31, 2010
Property and equipment, at cost:
Equipment	$13,754	$13,754
Machinery and equipment	1,618,701	520,512
Purchased software	56,404	56,404
Furniture and fixtures	14,040	14,040

	1,702,899	604,710
Less accumulated depreciation	(655,763)	(518,056)
Net property and leasehold improvements	$1,047,136	$86,654

Depreciation expense included as a charge to income during the years ended December 31, 2011 and 2010 was $137,707 and $277,836, respectively. Of the amount charged to income during the year ended December 31, 2011, $23,512 was charged to costs of sales and the remainder to operating expenses.

(d)         Allowance for Doubtful Accounts

We accrue a reserve on a receivable when, based upon the judgment of management, it is probable that a receivable will not be collected and the amount of any reserve may be reasonably estimated.  As of December 31, 2011, we provided an allowance of $32,731 for doubtful accounts and as of December 31, 2010 we did not provide an allowance for doubtful accounts.

(e) Intangibles and Exclusive Agreement

In February 2007, we acquired an exclusive, royalty-bearing license in specific but broad global territories to make, have made, use, sell, offer for sale, modify, develop, import, and export products made using patent applications owned by Rutgers University(“Rutgers”).  We are using these patented technologies in the production of our composite rail ties and structural building products such as pilings, I-beams, T-beams and boards of various sizes.

We paid approximately $32,000 and issued 714,447 shares of our Common Stock as consideration to Rutgers.  We had estimated the fair market value of the consideration received in exchange for the shares totaled approximately $20,000.  We recorded these amounts, as well as legal expenses we incurred to acquire the license, as an intangible asset.  The license has an indefinite life and is tested for impairment on an annual basis

We are obligated to pay royalties on various product sales to Rutgers, and to reimburse Rutgers for certain patent defense costs.   Royalties incurred and payable to Rutgers, for the years ended December 31, 2011 and 2010 were $200,000 and $80,000, respectively. We did not pay for any patent defense costs to Rutgers, for the years ended December 31, 2011 and 2010. In addition to consulting fees for research and development performed at Rutgers from time to time, we also pay annual membership dues to AIMPP, a department of Rutgers.

 (f)          Revenue and Cost Recognition

In accordance with FASB ASC 605 “Revenue Recognition”, revenue is recognized when persuasive evidence of an agreement with the customer exists, products are shipped or title passes pursuant to the terms of the agreement with the customer, the amount due from the customer is fixed or determinable, collectability is reasonably assured, and there are no significant future performance obligations.

We recognize revenue when a fixed commitment to purchase the products is received, title or ownership has passed to the customer and we do not have any specific performance obligations remaining, such that the earnings process is complete. In most cases, we receive a purchase order from our customer specifying the products requested and delivery instructions. We recognize revenue upon our delivery of the products as specified in the purchase order.

In other cases where we have a contract which provides for a large number of products and few actual deliveries, the revenues are recorded each month as the products are produced and the risk of ownership passes to the customer upon pre-delivery acceptance. Prior to deliveries, our customer’s products are segregated from our inventory and not available for fulfilling other orders.

Even though our current business strategy entails selling our products pursuant to purchase orders, in the past we entered into contracts to provide products and services. In those situations, customers were billed based on the terms included in the contracts, which were generally upon delivery of products ordered or services provided, or achievement of certain milestones defined in the contracts.  When billed, such amounts were recorded as accounts receivable.  Revenue earned in excess of billings represented revenue related to services completed but not billed, and billings in excess of revenue earned represented billings in advance of services performed. Contract costs included all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools and depreciation costs.  Losses on contracts were recognized in the period such losses were determined.  Changes in job performance, job conditions, and estimated profitability, including those arising from contract penalty provisions, and final contract settlements may have resulted in revisions to costs and income and were recognized in the period in which the revisions are determined.

Under our third-party contract manufacturing arrangements, our costs of sales are predominately comprised of the cost of raw materials and the costs and expenses associated with the third-party manufacturer producing the finished product. Under one arrangement, we purchase and supply the raw materials to the third-party manufacturer who we pay a per-pound cost to produce the finished product. Under our other arrangement the third-party manufacturer sources and pays for the raw materials and we purchase the finished product from them at a cost per unit. In addition, for that arrangement, we are responsible for any costs of raw materials purchased by the third-party manufacturer in excess of the arrangement’s reference prices and we share any savings for purchases below the reference prices.  Our costs of sales may vary significantly as a result of the variability in the cost of our raw materials and the efficiency with which we plan and execute our manufacturing processes.

We do not believe warranty obligations are significant on completed contracts or shipments pursuant to purchase orders.

(g)      Income Taxes

We use the asset and liability method of accounting of income taxes pursuant to the provisions of FASB ASC 740 “Income Taxes”, which establishes deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized and prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 requires a company to recognize the financial statement effect of a tax position when it is “more-likely-than-not” (defined as a substantiated likelihood of more than 50%), based on the technical merits of the position, that the position will be sustained upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements based upon the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Our inability to determine that a tax position meets the “more-likely-than-not” recognition threshold does not mean that the Internal Revenue Service (“IRS”) or any other taxing authority will disagree with the position that we have taken.

If a tax position does not meet the “more-likely-than-not” recognition threshold, despite our belief that our filing position is supportable, the benefit of that tax position is not recognized in the statements of operations and we are required to accrue potential interest and penalties until the uncertainty is resolved. Potential interest and penalties are recognized as a component of the provision for income taxes which is consistent with our historical accounting policy. Differences between amounts taken in a tax return and amounts recognized in the financial statements are considered unrecognized tax benefits. We believe that we have a reasonable basis for each of our filing positions and intend to defend those positions if challenged by the IRS or another taxing jurisdiction. If the IRS or other taxing authorities do not disagree with our position, and after the statute of limitations expires, we will recognize the unrecognized tax benefit in the period that the uncertainty of the tax position is eliminated.

We believe that there are no uncertain tax positions that fail to meet the more likely than not recognition threshold to be sustained upon examination. As such, a tabular presentation of those tax benefits taken that do not qualify for recognition is not presented.

(h)         Impairment of Long-Lived Assets Other Than Goodwill

We assess the potential for impairment in the carrying values of our long-term assets whenever events or changes in circumstances indicate such impairment may have occurred.  An impairment charge to current operations is recognized when the estimated undiscounted future net cash flows of the asset are less than its carrying value. Any such impairment is recognized based on the differences in the carrying value and estimated fair value of the impaired asset.

(i)          Share-Based Compensation

We record share-based compensation for transactions in which we exchange our equity instruments for services of employees, consultants and others based on the fair value of the equity instruments issued at the date of grant or other measurement date.  The fair value of common stock awards is based on the observed market value of our stock.  We calculate the fair value of options and warrants using the Black-Scholes option pricing model.  Expense is recognized, net of expected forfeitures, over the period of performance.  When the vesting of an award is subject to performance conditions, no expense is recognized until achievement of the performance condition is deemed to be probable.

(j)         Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing earnings (loss) available to common shareholders by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per share includes the effects of the potential dilution of outstanding options, warrants, and convertible debt on our common stock as determined using the treasury stock method. For the years ended December 31, 2011 and 2010, there were no dilutive effects of such securities because we incurred a net loss in each period.  As of December 31, 2011, we have approximately 19.0 million potential common shares issuable under our convertible instruments, warrant and stock option agreements.

(k)         Fair Value of Financial Instruments

In January 2008, we adopted the provisions under FASB for Fair Value Measurements, which define fair value for accounting purposes, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements.  Our adoption of these provisions did not have a material impact on our consolidated financial statements.  Fair value is defined as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date.  The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability.  Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value.  Conversely, financial assets and liabilities that are rarely traded or not quoted have less price observability and are generally measured at fair value using valuation models that require more judgment.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability.  We have categorized our financial assets and liabilities that are recurring at fair value into a three-level hierarchy in accordance with these provisions.

(l)          Concentration of Credit Risk

We maintain our cash with two major U.S. domestic banks. The amount held in both of the banks exceeds the insured limit of $250,000 from time to time and was approximately $1.5 million at December 31, 2011.  We have not incurred losses related to these deposits.

(m)         Operating Cycle

In accordance with industry practice, we may include in current assets and liabilities amounts relating to long-term contracts, which generally have operating cycles extending beyond one year. Other assets and liabilities are classified as current and non-current on the basis of expected realization within or beyond one year.

(n) Use of Estimates

The preparation of our financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

(o) Redeemable Common Stock

We account for redeemable common stock in accordance with ASC 480-10-S99-3A “Classification and Measurement of Redeemable Securities,” which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. Accordingly, 250,000 shares of common stock issued as a commitment fee, pursuant to the revolving credit agreement are classified outside of permanent equity at redemption value. We recognize changes in the redemption value in the period they occur and adjust the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

(p) Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not, or are not believed by management to, have a material impact on the Company’s present or future financial statements.